Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012 H	Dec. 31, 2009
Regulatory Assets [Abstract]
Consolidation Loan Rebate Fee		105 basis points
Private Education Loan loss confirmation period (in years)		2 years
Estimate of charge offs expected to occur		2 years
Additional provision for loan losses	$ 124,000,000
Loans classified as troubled debt restructuring	3,800,000,000
Period until which customers are not required to begin repayment under certain Private Education Loans		Six months after they have graduated or otherwise left school
Percentage of principal balance in higher education Private Education Loan Portfolio related to customers who are in-school/grace/deferment status and not required to make payments		15.00%
Number of days after last payment contractually due Private Education Loan considered to be delinquent		31 days
Delinquency period (in days)		212 days
Percentage reimbursement on all qualifying default claims period one		98.00%
Percentage reimbursement on all qualifying default claims period two		97.00%
Percentage reimbursement on all qualifying default claims period three		100.00%
Percentage discount Private Education Loan securitizations under condition one			93.00%
Percentage discount Private Education Loan securitizations under condition two			94.00%
Reduction of interest expense due to call eligibility		$ 58,000,000
Option to exercise clean-up call and purchase student loans from trust of original loan balance		10 percent or less of the original loan balance
Percentage of trust's asset balance needed to trigger clean-up call		10.00%
Condition for purchase remaining loan from trust		Loan balance below 10%
Probability percentage of impairment of goodwill		50.00%
Minimum number of working hours for Severance Plan eligibility		24
Minimum settlement of tax position recognized		50.00%